SEGMENTS (Tables)	0 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
a. Segment information:

	Generics			Specialty
	Year ended December 31,			Year ended December 31,
	2013	2012	2011	2013	2012	2011
	(U.S.$ in millions)			(U.S.$ in millions)

Revenues	$9,906	$10,385	$10,196	$8,402	$8,150	$6,493
Gross profit	4,095	4,518	4,605	7,326	7,173	5,622
R&D expenses	494	485	459	909	793	616
S&M expenses	1,945	1,971	2,087	1,850	1,686	1,099
Segment profitability	$1,656	$2,062	$2,059	$4,567	$4,694	$3,907

	Year ended December 31,
	2013	2012	2011
	(U.S.$ in millions)

Generic medicines profitability	$1,656	$2,062	$2,059
Specialty medicines profitability	4,567	4,694	3,907
Total segment profitability	6,223	6,756	5,966
Profitability of other activities	214	197	219
Total profitability	6,437	6,953	6,185
Amounts not allocated to segments:
Amortization	1,180	1,272	707
General and administrative expenses	1,239	1,238	932
Legal settlements and loss contingencies	1,524	715	471
Impairments, restructuring and others	788	1,259	430
Other unallocated amounts	57	264	536

Consolidated operating income	1,649	2,205	3,109
Financial expenses - net	399	386	153
Consolidated income before income taxes	$1,250	$1,819	$2,956

b.	Segment revenues by geographic area:
		Year ended December 31,
		2013	2012	2011
		(U.S.$ in millions)
	Generic Medicines
	United States	$4,181	$4,381	$3,957
	Europe*	3,485	3,482	3,929
	Rest of the World	2,240	2,522	2,310
	Total Generic Medicines	9,906	10,385	10,196
	Specialty Medicines
	United States	6,026	5,857	4,804
	Europe*	1,706	1,575	1,108
	Rest of the World	670	718	581
	Total Specialty	8,402	8,150	6,493
	Other Revenues
	United States	254	200	39
	Europe*	797	741	760
	Rest of the World	955	841	824
	Total Other Revenues	2,006	1,782	1,623
	Total Revenues	$20,314	$20,317	$18,312

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
c. Net revenues from specialty medicines were as follows:

	Year ended December 31,
	2013	2012	2011

	(U.S. $ in millions)

CNS	$5,505	$5,464	$4,412
Copaxone®	4,328	3,996	3,570
Azilect®	371	330	290
Nuvigil®	320	347	86
Provigil®	91	417	350
Oncology	982	860	268
Treanda®	709	608	131
Respiratory	905	856	878
ProAir®	429	406	436
Qvar®	328	297	305
Women's health	463	448	438
Other Specialty	547	522	497
Total Specialty Medicines	$8,402	$8,150	$6,493

Schedule of PPE by geographical area
e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2013	2012	2011

	(U.S. $ in millions)
Israel	$1,834	$1,649	$1,459
United States	852	896	1,053
Hungary	526	498	388
Japan	492	644	765
Croatia	479	415	311
Germany	403	367	317
Other	2,049	1,846	1,654
Total property, plant and equipment	$6,635	$6,315	$5,947